Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Summary of Operating Results of Segments

The following tables present the operating results of the segments as of and for the three and nine months ended September 30, 2017 and 2016:

	As of and for the Three Months Ended September 30, 2017
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$87,123	$(2,340)	$(3,620)	$81,163
Provision for credit losses	1,723	—	—	1,723
Noninterest income	13,967	12,798	359	27,124
Noninterest expense	46,785	9,087	658	56,530
Income tax expense (benefit)	18,404	480	(1,427)	17,457

Net income (loss)	$34,178	$891	$(2,492)	$32,577

	As of and for the Three Months Ended September 30, 2016
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$74,970	$(58)	$(4,486)	$70,426
Provision for credit losses	29,627	—	—	29,627
Noninterest income	12,078	10,613	100	22,791
Noninterest expense	46,890	7,943	43	54,876
Income tax expense (benefit)	3,685	914	(2,492)	2,107

Net income (loss)	$6,846	$1,698	$(1,937)	$6,607

	As of and for the Nine Months Ended September 30, 2017
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$252,240	$(873)	$(13,062)	$238,305
Provision for credit losses	14,210	—	—	14,210
Noninterest income	37,178	36,517	523	74,218
Noninterest expense	139,239	26,361	1,385	166,985
Income tax expense (benefit)	47,589	3,249	(7,172)	43,666

Net income (loss)	$88,380	$6,034	$(6,752)	$87,662

Total assets	$10,407,827	$89,735	$4,699	$10,502,261

	As of and for the Nine Months Ended September 30, 2016
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$220,577	$(88)	$(13,548)	$206,941
Provision for credit losses	54,570	—	—	54,570
Noninterest income	33,664	32,232	147	66,043
Noninterest expense	140,276	24,349	161	164,786
Income tax expense (benefit)	20,788	2,728	(6,677)	16,839

Net income (loss)	$38,607	$5,067	$(6,885)	$36,789

Total assets	$9,355,328	$82,327	$6,355	$9,444,010

The following tables present the operating results of the segments as of and for the years ended December 31, 2016, 2015 and 2014:

	As of and for the year ended December 31, 2016
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$297,701	$(201)	$(18,061)	$279,439
Provision for credit losses	49,348	—	—	49,348
Noninterest income	45,499	42,727	177	88,403
Noninterest expense	186,874	32,334	972	220,180
Income tax expense (benefit)	37,442	3,567	(8,469)	32,540

Net income	$69,536	$6,625	$(10,387)	$65,774

Total assets	$9,459,250	$64,257	$7,381	$9,530,888

	As of and for the year ended December 31, 2015
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$265,451	$(36)	$(17,636)	$247,779
Provision for credit losses	35,984	—	—	35,984
Noninterest income	38,696	40,964	242	79,902
Noninterest expense	200,544	31,393	395	232,332
Income tax expense (benefit)	23,673	3,337	(6,901)	20,109

Net income	$43,946	$6,198	$(10,888)	$39,256

Total assets	$8,744,287	$59,471	$7,753	$8,811,511

	As of and for the year ended December 31, 2014
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$266,226	$(37)	$(11,101)	$255,088
Provision for credit losses	14,118	—	—	14,118
Noninterest income	34,603	40,199	268	75,070
Noninterest expense	213,173	32,008	(34)	245,147
Income tax expense (benefit)	25,739	2,854	(2,533)	26,060

Net income	$47,799	$5,300	$(8,266)	$44,833